Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2035
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 76,550
Offering Note
(1)
Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-275526), originally filed with the Commission on November 13, 2023.  The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.